Schedule of Share-based Payments have been Granted (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Performance rights expense	$ (96,655)	$ (809,172)	$ (780,235)	$ (1,200,053)
Total	96,655	809,172	780,235	1,200,053
Total equity			636,670	732,000
Total	96,660	809,172
Director Options [Member]
IfrsStatementLineItems [Line Items]
Performance rights expense	276,088		332,560
Total	(276,088)		(332,560)
Consultant options [member]
IfrsStatementLineItems [Line Items]
Performance rights expense		125,494	144,590
Total		(125,494)	(144,590)
Director options one [member]
IfrsStatementLineItems [Line Items]
Performance rights expense			3,009
Total			(3,009)
Advisor options [member]
IfrsStatementLineItems [Line Items]
Performance rights expense			395,000
Total			(395,000)
Advisor options one [member]
IfrsStatementLineItems [Line Items]
Performance rights expense			330,000
Total			(330,000)
Options Issued to Brokers [Member]
IfrsStatementLineItems [Line Items]
Total equity			636,670
Options Issued to Brokers One [Member]
IfrsStatementLineItems [Line Items]
Total equity				732,000
Options Granted [Member]
IfrsStatementLineItems [Line Items]
Performance rights expense	401,587	671,550	480,159	725,000
Total	(401,587)	(671,550)	(480,159)	(725,000)
Options Granted [Member] | Director Options [Member]
IfrsStatementLineItems [Line Items]
Performance rights expense		450,956	332,560
Total		(450,956)	(332,560)
Options Granted [Member] | Consultant options [member]
IfrsStatementLineItems [Line Items]
Performance rights expense		196,068	144,590
Total		(196,068)	(144,590)
Options Granted [Member] | Director options one [member]
IfrsStatementLineItems [Line Items]
Performance rights expense		6,582	3,009
Total		(6,582)	(3,009)
Options Granted [Member] | Advisor options [member]
IfrsStatementLineItems [Line Items]
Performance rights expense				395,000
Total				(395,000)
Options Granted [Member] | Advisor options one [member]
IfrsStatementLineItems [Line Items]
Performance rights expense				330,000
Total				(330,000)
Options Granted [Member] | Director Options Two [Member]
IfrsStatementLineItems [Line Items]
Performance rights expense		17,944
Total		(17,944)
Options Granted [Member] | Director Options Three [Member]
IfrsStatementLineItems [Line Items]
Performance rights expense	276,088
Total	(276,088)
Options Granted [Member] | Consultant Options One [Member]
IfrsStatementLineItems [Line Items]
Performance rights expense	125,499
Total	(125,499)
Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Performance rights expense	(304,927)	137,622	300,076	475,053
Total	$ 304,927	$ (137,622)	(300,076)	(475,053)
Performance Rights [Member] | Performance Rights Exercised [Member]
IfrsStatementLineItems [Line Items]
Performance rights expense				312,000
Total				(312,000)
Performance Rights [Member] | Performance Rights Granted [Member]
IfrsStatementLineItems [Line Items]
Performance rights expense			300,076	163,053
Total			$ (300,076)	$ (163,053)